Purchased Intangible Assets (Tables) - Vencore Holding Corp. and KGS Holding Corp.	3 Months Ended
Mar. 30, 2018
Finite-Lived Intangible Assets [Line Items]
Summary of Amortizable Intangible Assets
Intangible assets consisted of the following (in thousands):

	As of December 31, 2016
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Contracts/Customer relationships	$357,840	$(123,305)	$234,535
Backlog	25,300	(4,118)	21,182
Technology	24,900	(21,107)	3,793
Favorable leasehold interest	372	(179)	193
PhaseOne trademark	300	(290)	10
	$408,712	$(148,999)	$259,713

	As of December 31, 2017
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Contracts / customer relationships	$357,840	$(137,573)	$220,267
Backlog	25,300	(5,698)	19,602
Technology	24,900	(24,235)	665
PhaseOne trademark	300	(300)	—
	$408,340	$(167,806)	$240,534

	As of March 30, 2018 (Unaudited)
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Contracts/Customer relationships	$357,840	$(141,078)	$216,762
Backlog	25,300	(6,094)	19,206
Technology	24,900	(24,275)	625
PhaseOne trademark	300	(300)	—
	$408,340	$(171,747)	$236,593

Estimated Future Amortization of Intangible Assets
We estimate that we will have the following amortization expense for the future periods indicated below as of March 30, 2018 (in thousands):

2018	$11,820
2019	14,985
2020	14,985
2021	14,985
2022	14,852
Thereafter	164,966
Total intangible assets, net	$236,593